Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Marketing and Advertising Expense, Total	$ 922,000	$ 779,000	$ 734,000
Advertising Expense	$ 287,000	$ 158,000	$ 236,000
Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Operating Lease, Right-of-Use Asset				$ 1,200,000
Operating Lease, Liability, Total				$ 1,200,000
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	35 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	50 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years